Significant equity transactions, restructuring transactions, mergers and acquisitions and equity investments- OneTouch (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May. 31, 2014 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Acquisition
Carrying value as equity method investment			¥ 18,204	¥ 4,077		¥ 58,197
The allocation of the purchase price at the date of acquisition
Goodwill			41,933	11,793	$ 12,662	¥ 81,645
Total purchase price comprised of:
- cash consideration		¥ 3,055	16,291	767
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods		6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods		12 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods		5 years
Non-compete agreements | Maximum
Total purchase price comprised of:
Estimated amortization periods		6 years
One Touch
Acquisition
Percentage owned prior to acquisition (as a percent)	65.00%
Carrying value as equity method investment	¥ 196
The allocation of the purchase price at the date of acquisition
Net assets acquired	105
Goodwill	3,998
Deferred tax liabilities	(232)
Total	4,799
Total purchase price comprised of:
- cash consideration	790
- contingent cash consideration	1,094
- fair value of previously held equity interests	2,915
Total	¥ 4,799
Weighted average amortization period	4 years 6 months
Maximum amount of contingent consideration	¥ 3,420
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition			2,719
Increase in fair value of contingent consideration		¥ 17	¥ 85	¥ 178
One Touch | Maximum
Total purchase price comprised of:
Estimated amortization periods	5 years
One Touch | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 25
One Touch | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	196
One Touch | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	4
One Touch | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets	¥ 703